Schedule of future minimum lease payments under non cancelable operating leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
2024	$ 194,984
2025	162,487
Total future minimum lease payment	357,471
Less: imputed interest	(28,915)
Total lease liabilities	$ 328,556
Seamless Group Inc [Member]
2024		$ 157,991
2025
Total future minimum lease payment		157,991
Less: imputed interest		(5,666)
Total lease liabilities		$ 152,325